BASIS OF PREPARATION OF THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS AND SIGNIFICANT ACCOUNTING POLICIES - Segment financial information as per geographical area (Details) - ARS ($)
$ in Millions
	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Geographic information
Sales revenues	$ 2,065,211	$ 1,295,358	$ 5,622,561	$ 3,758,165
CAPEX			849,370	490,140
Property Plant and Equipment, Intangible assets, Goodwill and Rights of use assets	13,481,161		13,481,161		$ 12,307,461
Borrowings	5,120,924	3,509,274	5,120,924	3,509,274	3,510,186	$ 5,652,093
ICT Services provided in Argentina - Telecom Network
Geographic information
CAPEX			530,213	425,042
Property Plant and Equipment, Intangible assets, Goodwill and Rights of use assets	7,310,760		7,310,760		11,821,805
Borrowings	5,071,293		5,071,293		3,452,634
ICT Services provided in Argentina - TMA Network
Geographic information
CAPEX			256,170
Property Plant and Equipment, Intangible assets, Goodwill and Rights of use assets	1,519,639		1,519,639
Other abroad segments
Geographic information
CAPEX			62,987	65,098
Property Plant and Equipment, Intangible assets, Goodwill and Rights of use assets	4,650,762		4,650,762		485,656
Borrowings	49,631		49,631		$ 57,552
Argentina
Geographic information
Sales revenues	1,973,376	1,209,872	5,360,191	3,466,320
Foreign Countries
Geographic information
Sales revenues	$ 91,835	$ 85,486	$ 262,370	$ 291,845